Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Number of permanent employees:
Continuing operations (employees) | employee	18,534,000	19,749,000	16,955,000
Joint ventures (Guatemala, Honduras and Ghana) (employees) | employee	912,000	938,000	4,464,000
Total (employees) | employee	19,446,000	20,687,000	21,419,000
Classes of employee benefits expense:
Wages and salaries	$ (372)	$ (361)	$ (337)
Social security	(69)	(66)	(62)
Share based compensation	(29)	(16)	(23)
Pension and other long-term benefit costs	(2)	(6)	(4)
Other employees related costs	(22)	(25)	(27)
Total	$ (494)	$ (474)	$ (453)